Provision for judicial liabilities - Roll-forward and changes in the provision for probable losses, net of judicial deposits (Details) R$ in Thousands	6 Months Ended
	Jun. 30, 2026 BRL (R$) item	Jun. 30, 2025 BRL (R$)	Dec. 31, 2025 BRL (R$) item
Probable losses
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	R$ 2,916,889	R$ 3,105,168
Payments	(44,614)	(194,708)
Provisions/(Reversals), net	(8,674)	(82,122)
Monetary adjustment	38,453	88,551
Provision Balance	2,902,054
Judicial deposits	(146,355)		R$ (115,151)
Balance provision at the end for the period	2,755,699		2,801,738
Probable losses | Tax assessment - Corporate Income Tax and Social Contribution
Disclosure of other provisions [line items]
Other provisions	1,822		1,749
Probable losses | Tax and social security
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	339,763	407,964
Payments	(874)	(71,692)
Provisions/(Reversals), net	(6,854)	(36,578)
Monetary adjustment	13,191	40,069
Provision Balance	345,226
Judicial deposits	(32,453)		(31,579)
Balance provision at the end for the period	312,773		308,184
Probable losses | Labor
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	296,358	353,926
Payments	(25,406)	(113,840)
Provisions/(Reversals), net	(6,444)	(28,281)
Monetary adjustment	10,189	27,991
Provision Balance	287,585
Judicial deposits	(50,613)		(62,334)
Balance provision at the end for the period	236,972		234,024
Probable losses | Civil, environment and real estate
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	185,411	215,553
Payments	(18,334)	(9,176)
Provisions/(Reversals), net	(28,744)	(41,457)
Monetary adjustment	15,073	20,491
Provision Balance	210,894
Judicial deposits	(63,289)		(21,238)
Balance provision at the end for the period	147,605		164,173
Probable losses | Classes of contingent liabilities [domain]
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	2,095,357	2,127,725
Payments
Provisions/(Reversals), net	(37,008)	(32,368)
Monetary adjustment
Provision Balance	2,058,349
Balance provision at the end for the period	R$ 2,058,349		R$ 2,095,357
Possible losses and remote losses | Labor
Disclosure of other provisions [line items]
Number of Lawsuits | item	1,076		1,152
Possible losses and remote losses | Civil, environment and real estate
Disclosure of other provisions [line items]
Number of Lawsuits | item	88		73
Possible losses and remote losses | Civil, environment and real estate | Fibria
Disclosure of other provisions [line items]
Loss Contingency, Estimate of Possible Loss	R$ 127,076		R$ 132,808
Possible losses and remote losses | Tax contingent liability | Fibria
Disclosure of other provisions [line items]
Loss Contingency, Estimate of Possible Loss	R$ 1,931,273		R$ 1,962,549